Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

	First	Second	Third	Fourth
In millions, except per share amounts	Quarter	Quarter	Quarter	Quarter	Year
2017:
Net revenues	$44,514	$45,685	$46,181	$48,385	$184,765
Gross profit	6,580	6,935	7,126	7,904	28,545
Operating profit	1,793	2,117	2,499	3,108	9,517
Income from continuing operations	962	1,097	1,285	3,287	6,631
Income (loss) from discontinued operations, net of tax	(9)	1	—	—	(8)
Net income attributable to CVS Health	952	1,098	1,285	3,287	6,622

Basic earnings per share:
Income from continuing operations attributable to CVS Health	$0.93	$1.07	$1.26	$3.23	$6.48
Income (loss) from discontinued operations attributable to CVS Health	$(0.01)	$—	$—	$—	$(0.01)
Net income attributable to CVS Health	$0.92	$1.07	$1.26	$3.23	$6.47
Diluted earnings per share:
Income from continuing operations attributable to CVS Health	$0.92	$1.07	$1.26	$3.22	$6.45
Income (loss) from discontinued operations attributable to CVS Health	$(0.01)	$—	$—	$—	$(0.01)
Net income attributable to CVS Health	$0.92	$1.07	$1.26	$3.22	$6.44
Dividends per share	$0.50	$0.50	$0.50	$0.50	$2.00
Stock price: (New York Stock Exchange)
High	$83.92	$82.79	$83.31	$80.91	$83.92
Low	$74.80	$75.95	$75.35	$66.80	$66.80

	First	Second	Third	Fourth
In millions, except per share amounts	Quarter	Quarter	Quarter	Quarter	Year
2016:
Net revenues	$43,215	$43,725	$44,615	$45,971	$177,526
Gross profit	6,744	7,015	7,492	7,606	28,857
Operating profit	2,185	2,357	2,824	3,000	10,366
Income from continuing operations	1,147	924	1,542	1,707	5,320
Loss from discontinued operations, net of tax	—	—	(1)	—	(1)
Net income attributable to CVS Health	1,146	924	1,540	1,707	5,317

Basic earnings per share:
Income from continuing operations attributable to CVS Health	$1.04	$0.86	$1.44	$1.60	$4.93
Income (loss) from discontinued operations attributable to CVS Health	$—	$—	$—	$—	$—
Net income attributable to CVS Health	$1.04	$0.86	$1.44	$1.60	$4.93
Diluted earnings per share:
Income from continuing operations attributable to CVS Health	$1.04	$0.86	$1.43	$1.59	$4.91
Income (loss) from discontinued operations attributable to CVS Health	$—	$—	$—	$—	$—
Net income attributable to CVS Health	$1.04	$0.86	$1.43	$1.59	$4.90
Dividends per share	$0.425	$0.425	$0.425	$0.425	$1.70
Stock price: (New York Stock Exchange)
High	$104.05	$106.10	$98.06	$88.80	$106.10
Low	$89.65	$93.21	$88.99	$73.53	$73.53